Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income	$ 122	$ 358	$ 145	$ 459
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			349	360
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			195	196
Loss from disposal of assets			3	1
Undistributed income of unconsolidated subsidiaries			16	4
Other non-cash items			97	88
Changes in operating assets and liabilities:
Provisions			(42)	193
Deferred income taxes			42	(38)
Trade and financing receivables related to sales, net			94	(1,317)
Inventories, net			(694)	(1,380)
Trade payables			301	(271)
Other assets and liabilities			(90)	126
Net cash provided by (used in) operating activities			416	(1,579)
Investing activities:
Additions to retail receivables			(2,100)	(3,034)
Collections of retail receivables			2,514	3,236
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			2	10
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			360	268
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(224)	(354)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(856)	(773)
Other			413	292
Net cash provided by (used in) investing activities			109	(355)
Financing activities:
Proceeds from long-term debt			3,230	9,904
Payments of long-term debt			(4,391)	(8,358)
Net increase (decrease) in other financial liabilities			339	(220)
Dividends paid			(294)	(379)
Other			17	6
Net cash (used in) provided by financing activities			(1,099)	953
Effect of foreign exchange rate changes on cash and cash equivalents			(354)	29
Decrease in cash and cash equivalents			(928)	(952)
Cash and cash equivalents, beginning of year			5,163	5,567
Cash and cash equivalents, end of period	4,235	4,615	4,235	4,615
Industrial Activities [Member]
Operating activities:
Net income	122	358	145	459
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			346	358
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			98	125
Loss from disposal of assets			3
Undistributed income of unconsolidated subsidiaries			(125)	(87)
Other non-cash items			38	27
Changes in operating assets and liabilities:
Provisions			(45)	165
Deferred income taxes			(4)	(29)
Trade and financing receivables related to sales, net			164	84
Inventories, net			(655)	(1,384)
Trade payables			315	(174)
Other assets and liabilities			(351)	(147)
Net cash provided by (used in) operating activities			(71)	(603)
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			2	10
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			162	138
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(224)	(342)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(341)	(372)
Other			1,478	96
Net cash provided by (used in) investing activities			1,077	(470)
Financing activities:
Proceeds from long-term debt			304	1,898
Payments of long-term debt			(1,951)	(541)
Net increase (decrease) in other financial liabilities			181	(233)
Dividends paid			(294)	(379)
Other			17	6
Net cash (used in) provided by financing activities			(1,743)	751
Effect of foreign exchange rate changes on cash and cash equivalents			(276)	11
Decrease in cash and cash equivalents			(1,013)	(311)
Cash and cash equivalents, beginning of year			4,122	4,010
Cash and cash equivalents, end of period	3,109	3,699	3,109	3,699
Financial services [Member]
Operating activities:
Net income	98	105	183	191
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			3	2
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			97	71
Loss from disposal of assets				1
Undistributed income of unconsolidated subsidiaries			(6)	(10)
Other non-cash items			59
Changes in operating assets and liabilities:
Provisions			3	28
Deferred income taxes			46	(9)
Trade and financing receivables related to sales, net			(43)	(1,413)
Inventories, net			(39)	4
Trade payables			(24)	(84)
Other assets and liabilities			244	272
Net cash provided by (used in) operating activities			523	(886)
Investing activities:
Additions to retail receivables			(2,100)	(3,034)
Collections of retail receivables			2,514	3,236
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			198	130
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments				(12)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(515)	(401)
Other			(1,044)	182
Net cash provided by (used in) investing activities			(947)	101
Financing activities:
Proceeds from long-term debt			2,926	8,006
Payments of long-term debt			(2,440)	(7,817)
Net increase (decrease) in other financial liabilities			158	13
Dividends paid			(36)	(90)
Other			(21)	14
Net cash (used in) provided by financing activities			587	126
Effect of foreign exchange rate changes on cash and cash equivalents			(78)	18
Decrease in cash and cash equivalents			85	(641)
Cash and cash equivalents, beginning of year			1,041	1,557
Cash and cash equivalents, end of period	$ 1,126	$ 916	$ 1,126	$ 916